Consolidated Statements of Financial Position	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Non-current assets
Property, plant and equipment	$ 1,383,337	RM 5,646,783	RM 3,827,557
Investment in associate	3,082,967	12,584,671
Other receivable	6,218,518	25,383,991
Total non-current assets	10,684,822	43,615,445	3,827,557
Current assets
Inventories	2,257,942	9,216,920	9,212,860
Trade and other receivables	2,234,732	9,122,177	11,219,731
Tax recoverable	34,756	141,875	420,927
Cash and bank balances	4,584,307	18,713,143	23,723,687
Total current assets	9,111,737	37,194,115	44,577,205
Total assets	19,796,559	80,809,560	48,404,762
Equity attributable to owners of the Company
Share capital	4,318	17,626	575
Reserve	2,727,833	11,135,013	10,906,799
Share premium	15,974,474	65,207,801	27,487,030
Accumulated losses	(1,897,052)	(7,743,768)	(138,385)
Total equity	16,809,573	68,616,672	38,256,019
Non-current liability
Lease liabilities	624,328	2,548,506	695,284
Total non-current liability	624,328	2,548,506	695,284
Current liabilities
Trade and other payables	2,115,571	8,635,770	8,134,186
Lease liabilities	145,582	594,266	886,595
Warrant liability	650	2,654
Deferred tax liabilities	100,855	411,692	432,678
Total current liabilities	2,362,658	9,644,382	9,453,459
Total liabilities	2,986,986	12,192,888	10,148,743
Total equity and liabilities	$ 19,796,559	RM 80,809,560	RM 48,404,762